Consolidated Balance Sheets (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	61,560,472	54,966,925
Common stock, shares outstanding	61,560,472	54,966,925
Series C cumulative redeemable preferred stock
Preferred stock, dividend rate (as a percent)	8.375%	8.375%
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,750,000	5,750,000
Preferred stock, shares issued	5,185,500	5,185,500
Preferred stock, shares outstanding	5,185,500	5,185,500
Preferred stock, liquidation value per share (in dollars per share)	$ 25	$ 25
Series D cumulative convertible preferred stock
Preferred stock, dividend rate (as a percent)	7.00%	7.00%
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000
Preferred stock, liquidation value per share (in dollars per share)	$ 25	$ 25